Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Summarized regulatory capital ratio of company
Tangible common equity ratio	7.47%
Consolidated [Member]
Summarized regulatory capital ratio of company
Total Capital (To Risk Weighted Assets), Actual Amount	$ 124,472	$ 122,583
Total Capital (To Risk Weighted Assets), Actual Ratio	15.48%	15.92%
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	64,310	61,588
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	80,387	76,985
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital (To Risk Weighted Assets), Actual Amount	114,401	112,916
Tier 1 Capital (To Risk Weighted Assets), Actual Ratio	14.23%	14.67%
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	32,155	30,794
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	48,232	46,191
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Capital (To Average Assets), Actual Amount	114,401	112,916
Tier 1 Capital (To Average Assets), Actual Ratio	11.52%	11.44%
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Amount	39,717	39,474
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	49,646	49,343
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
AmeriServ Financial Bank [Member]
Summarized regulatory capital ratio of company
Total Capital (To Risk Weighted Assets), Actual Amount	101,767	101,786
Total Capital (To Risk Weighted Assets), Actual Ratio	12.78%	13.34%
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	63,680	61,060
Total Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	79,600	76,325
Total Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital (To Risk Weighted Assets), Actual Amount	91,794	92,200
Tier 1 Capital (To Risk Weighted Assets), Actual Ratio	11.53%	12.08%
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Amount	31,840	30,530
Tier 1 Capital (To Risk Weighted Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	47,760	45,795
Tier 1 Capital (To Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Capital (To Average Assets), Actual Amount	91,794	92,200
Tier 1 Capital (To Average Assets), Actual Ratio	9.49%	9.55%
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Amount	38,705	38,616
Tier 1 Capital (To Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 48,381	$ 48,269
Tier 1 Capital (To Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%